Changes in Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of Changes in Accumulated Other Comprehensive Loss
The following table summarizes the changes in accumulated other comprehensive loss, which is reported as a component of shareholders’ equity, for the years ended December 31, 2016 and 2015:

	Gains and Losses on Cash Flow Hedges (all amounts net of tax)
	2016	2015
	$	$
Balance, beginning of the year	—	—
Other comprehensive loss before reclassifications	(2,293)	—
Amounts reclassified from accumulated other comprehensive loss	475	—
Net current-period other comprehensive loss	(1,818)	—
Balance, end of the year	(1,818)	—